Financial Instruments and Risk Management - Financial Derivatives Marked-To-Market (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Financial Instruments [Abstract]
Realized financial derivatives (gain) loss	$ (75,620)	$ 73,165
Unrealized financial derivatives loss (gain)	82,817	(116,715)
Financial derivatives loss (gain)	$ 7,197	$ (43,550)